FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
            THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended December 31, 1999


                (Please read instructions before preparing form)
                        If amended report check here:


Name of Institutional Investment Manager:
Jefferson-Pilot Corporation

Business Address:
100 North Greene Street         Greensboro       NC         27401
Street                             City        State         Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Vice President, Secretary and
    Associate General Counsel                                   336.691.3000

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 13 day of February, 2000.

                                   Jefferson-Pilot Corporation
                                   (Name of Institutional Investment Manager)


                                   /s/ Robert A. Reed
                                   (Manual Signature of Person Duly Authorized
                                             to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                        13F File No.:
1. Jefferson-Pilot Life Insurance Company
2. Alexander Hamilton Life Insurance Company of America
3. HARCO Capital Corp.
4.


                                                                                (SEC USE ONLY)

                                                             Name of Reporting Manager Jefferson-Pilot Corporation
                                                                            As of September 30, 1999

                                                                                         Item 6                        Item 8
                                                                                  Investment Discretion            Voting Authority
                                                                                                                       (Shares)
                                                                       Item 5          (b) Shared         Item 7
                              Item 2    Item 3         Item 4        Shares or         As Defined        Managers
Item 1                        Title     Cusip      Fair Market       Principal   (a)   in Instr. v  (c)    See      (a)  (b)    (c)
Name of Issuer               of Class   Number         Value          Amount    Sole     Other     Shared Instr. v  Sole Shared None
Alcatel Alsthom Sponsored     Common  013904305        366,750        8,150                  X              1        All
Allegheny Energy Inc          Common  017361106      6,055,662      224,800                  X              1        All
Allegheny Energy Inc          Common  017361106      2,742,288      101,800            X              2        All
Alltell                       Common  020039103      5,714,072       69,104                  X              2        All
Ameren Corporation            Common  023608102      2,504,622       76,477                  X              1        All
American Electric Power Co    Common  025537101        803,125       25,000                  X              1        All
Bank of America Corp          Common  060505104     33,488,796      667,267                  X              1        All
Bank of America Corp          Common  060505104    383,898,752    7,649,214                  X              2        All
Bellsouth Corp                Common  079860102     18,828,189      402,200                  X              1        All
Bristol-Myers Squibb Co       Common  110122108      4,621,536       72,000                  X              1        All
CIGNA Corp                    Common  125509109      1,329,290       16,500                  X              2        All
Chevron Corp                  Common  166751107      4,331,250       50,000                  X              1        All
Duke Energy Corp              Common  264399106      7,462,209      148,872                  X              1        All
Duke Energy Corp              Common  264399106      3,107,750       62,000                  X              2        All
Echelon International         Common  278747100         89,930        3,910                  X              2        All
Exxon Mobil Corp.             Common  30231G102     18,482,602      229,418                  X              1        All
FPL Group Inc                 Common  302571104      8,036,942      187,722                  X              1        All
First Union Corp              Common  337358105     22,789,506      691,891                  X              1        All
Fort James Corp               Common  347471104         73,228        2,675                  X              2        All
GTE Corporation               Common  362320103     23,620,964      334,750                  X              1        All
GTE Corporation               Common  362320103      4,889,734       69,296                  X              2        All
Kansas City Pwr & Lgt         Common  485134100        423,610       19,200                  X              2        All
Keyspan Energy                Common  49337K106      2,040,544       88,000                  X              1        All
L G & E Energy Corp           Common  501917108      9,423,949      540,426                  X              1        All
L G & E Energy Corp           Common  501917108      4,546,610      260,730                  X              2        All
Lincoln National Corp         Common  534187109      9,600,000      240,000                  X              1        All
Lucent Technologies Inc       Common  549463107        271,200        3,616                  X              1        All
Piedmont Nat Gas              Common  720186105      7,629,970      253,277                  X              1        All
Potomac Electric Power Co     Common  737679100      5,621,920      245,092                  X              1        All
Public Svc Co NC              Common  744516105      4,512,995      139,665                  X              1        All
SBC Communications Inc        Common  78387G103     22,620,000      464,000                  X              1        All
SBC Communications Inc        Common  78387G103      8,775,000      180,000                  X              2        All
Scana Corp                    Common  805898103      9,492,842     353,222                   X              1        All
Southern Company              Common  842587107      5,386,200      229,200                  X              1        All
Southern Company              Common  842587107      2,138,500       91,000                  X              2        All
Sprint Corp                   Common  852061100     16,153,235      239,972                  X              1        All
Suntrust Banks                Common  867914103     11,514,066      167,324                  X              1        All
Texas Utilities Co            Common  882848104      2,133,780       60,000                  X              1        All
Time Warner                   Common  887315109     15,454,156      213,712                  X              2        All
WPS Resources                 Common  92931B106        276,375       11,000                  X              2        All
Wachovia Corp                 Common  929771103      4,203,488       61,816                  X              1        All
Warner Lambert Company        Common  934488107      9,586,746      117,000                  X              1        All
Wisconsin Energy Corp         Common  976657106      5,264,779      273,495                  X              1        All

Common Stock Total                                $710,307,162   15,344,793



National Australia Bank    Preferred  632525309      3,315,000      120,000                  X              1        All


Preferred Stock Total                               $3,315,000      120,000


GRAND TOTAL                                       $713,622,162   15,464,793

                                   FORM 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
          THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended December 31, 1999

               (Please read instructions before preparing form)
                        If amended report check here:

Name of Institutional Investment Manager:
Jefferson-Pilot Life Insurance Company

Business Address:
100 North Greene Street         Greensboro       NC         27401
Street                             City         State        Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Vice President, Secretary and
    Associate General Counsel                                    336.691.3000

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 13 day of February, 2000.

                           Jefferson-Pilot Life Insurance Company
                           (Name of Institutional Investment Manager)

                           /s/ Robert A. Reed
                           (Manual Signature of Person Duly Authorized
                                    to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                               13F File No.:
1.
2.
3.
4.

A Form 13F is being filed on behalf of Jefferson-Pilot Life Insurance Company by Jefferson-Pilot Corporation, which owns 100 percent of the outstanding common stock of Jefferson-Pilot Life Insurance Company. Jefferson-Pilot Corporation's report does cover all reportable securities held by Jefferon-Pilot Life Insurance Company.

                                   FORM 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
          THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended December 31, 1999

               (Please read instructions before preparing form)
                        If amended report check here:

Name of Institutional Investment Manager:
Alexander Hamilton Life Insurance Company of America

Business Address:
100 North Greene Street          Greensboro       NC        27401
Street                             City         State        Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Assistant Secretary                            336.691.3000

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 13 day of February, 2000.

                           Alexander Hamilton Life Insurance Company
                           (Name of Institutional Investment Manager)

                           /s/ Robert A. Reed
                           (Manual Signature of Person Duly Authorized
                                    to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                               13F File No.:
1.
2.
3.
4.

A Form 13F is being filed on behalf of Alexander Hamilton Life Insurance Company by Jefferson-Pilot Corporation, which owns 100 percent of the outstanding common stock of Alexander Hamilton Life Insurance Company. Jefferson-Pilot Corporation's report does cover all reportable securities held by Alexander Hamilton Life Insurance Company.

                                   FORM 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
          THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended December 31, 1999

               (Please read instructions before preparing form)
                        If amended report check here:

Name of Institutional Investment Manager:
HARCO Capital Corp.

Business Address:
1201 North Market Street-Box 1347 Wilmington      DE        19899
Street                             City         State        Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Assistant Secretary                             336.691.3000

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 13 day of February, 2000.

                           HARCO Capital Corp.
                           (Name of Institutional Investment Manager)

                           /s/ Robert A. Reed
                           (Manual Signature of Person Duly Authorized
                                    to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                               13F File No.:
1.
2.
3.
4.

A Form 13F is being filed on behalf of HARCO Capital Corp. by Jefferson-Pilot Corporation, which owns 100 percent of the outstanding common stock of HARCO Capital Corp. Jefferson-Pilot Corporation's report does cover all reportable securities held by HARCO Capital Corp.